SCB Classand Advisor Class [Member] Annual Fund Operating Expenses - Institutional - Small Cap Core Portfolio	Sep. 30, 2025
SCB Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.24%
Component2 Other Expenses	0.04%
Component3 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.13%
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.04%
Component3 Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.89%